Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2016
Fair Value Disclosures [Abstract]
Carrying Value and Estimated Fair Value of Other Long-term Debt Instruments

	December 31,
	2016		2015
	Carrying	Estimated Fair	Carrying	Estimated Fair
	Value	Value	Value	Value
	(in thousands)
2017 Senior Secured Notes	$438,880	$208,698	$498,887	$250,000
2018 Senior Secured Term Loan B	722,706	256,931	729,458	307,125
2020 Senior Secured Notes	750,000	270,000	750,000	322,500

Carrying Value and Estimated Fair Value of Financial Instruments Recognized at Fair Value on Recurring Basis

	December 31, 2016
		Fair Value Measurements Using
	Carrying
	Value	Level 1	Level 2	Level 3
Liabilities:	(in thousands)
Interest rate swaps	$(3,922)	—	$(3,922)	—

	December 31, 2015
		Fair Value Measurements Using
	Carrying
	Value	Level 1	Level 2	Level 3
	(in thousands)
Liabilities:
Interest rate swaps	$(6,137)	—	$(6,137)	—
Foreign currency forward contracts	(1,584)	—	$(1,584)	—